Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Plant and Equipment [Abstract]
Proceeds on disposals		$ 1,808
Loss on disposal of plant and equipment		$ 14,804